Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2017	Oct. 31, 2017	Aug. 31, 2015	Dec. 31, 2012
Equity [Abstract]
Dividends declared per share (in dollars per share)	$ 2.96	$ 2.84	$ 2.66
Dividends payable	$ 80,038,000	$ 77,779,000	$ 54,400,000
Dividend per share declared (in dollars per share)	$ 0.75	$ 0.73	$ 0.69
Shares authorized under repurchase program							$ 250,000,000.0
Additional authorized amount				$ 250,000,000.0		$ 250,000,000
Remaining authorized amended repurchase amount					$ 56,100,000
Remaining authorized repurchase amount	$ 279,700,000			$ 300,000,000.0
Remaining number of shares authorized to be repurchase	2,213,425
Stock repurchased during period as percentage of shares outstanding	2.00%